Earnings per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Net income (loss) allocated to common stockholders
Net income	$ 565.2	$ 544.2	$ 459.7
Net income allocated to participating securities	4.5	4.7	4.2
Net income allocated to common stockholders	$ 560.7	$ 539.5	$ 455.5
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	103,504,121	107,881,519	112,212,677
Dilutive effect of stock options	14,346	23,256	49,616
Weighted-average common shares outstanding - assuming dilution	103,518,467	107,904,775	112,262,293
Computation of net income per common share
Net income per common share	$ 5.42	$ 5.00	$ 4.06
Net income per common share - assuming dilution	$ 5.42	$ 5.00	$ 4.06